ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund
                    ROBECO BOSTON PARTNERS Mid Cap Value Fund
                 ROBECO BOSTON PARTNERS Small Cap Value Fund II
                    ROBECO BOSTON PARTNERS All-Cap Value Fund
                  ROBECO BOSTON PARTNERS Long/Short Equity Fund
                            ROBECO WPG Core Bond Fund
                        ROBECO WPG Large Cap Growth Fund
                              ROBECO WPG Tudor Fund

                               Institutional Class

                         Supplement dated August 1, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FOLLOWING CHANGES TO THE FUNDS' EXCHANGE PRIVILEGE WILL BE EFFECTIVE OCTOBER 13, 2006.

THE SECOND PARAGRAPH UNDER THE CAPTION "MARKET TIMING" ON PAGE 50 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

      The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders. The Small Cap Value Fund II and the Long/Short Equity Fund generally charge a redemption fee of 1% and 2%, respectively, on shares redeemed that have been held for less than one year. The WPG Funds generally charge a redemption fee of 2% on shares redeemed within 60 days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled "Shareholder Information-Redemption of Fund Shares" and "Shareholder Information-Exchange Privilege."

THE SECTION ENTITLED "EXCHANGE PRIVILEGE" ON PAGES 55 AND 56 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

      The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund for Institutional Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund. An exchange of Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Tudor Fund held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00% with respect to the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Tudor Fund. An exchange of Shares will be treated as a sale of federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

      If the exchanging shareholder does not currently own Institutional Class Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption by Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days' written notice to shareholders.

      If an exchange is to a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

      The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             ROBECO INVESTMENT FUNDS

                   ROBECO BOSTON PARTNERS Large Cap Value Fund
                    ROBECO BOSTON PARTNERS Mid Cap Value Fund
                 ROBECO BOSTON PARTNERS Small Cap Value Fund II
                    ROBECO BOSTON PARTNERS All-Cap Value Fund
                  ROBECO BOSTON PARTNERS Long/Short Equity Fund
                            ROBECO WPG Core Bond Fund

                                 Investor Class

                         Supplement dated August 1, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FOLLOWING CHANGES TO THE FUNDS' EXCHANGE PRIVILEGE WILL BE EFFECTIVE OCTOBER 13, 2006.

THE SECOND PARAGRAPH UNDER THE CAPTION "MARKET TIMING" ON PAGE 41 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

      The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders. The Small Cap Value Fund II and the Long/Short Equity Fund generally charge a redemption fee of 1% and 2%, respectively, on shares redeemed that have been held for less than one year. The Core Bond Fund generally charges a redemption fee of 2% on shares redeemed within 60 days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled "Shareholder Information-Redemption of Fund Shares" and "Shareholder Information-Exchange Privilege."

THE SECTION ENTITLED "EXCHANGE PRIVILEGE" ON PAGE 47 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

      The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund. An exchange of Robeco WPG

Core Bond Fund Shares held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00%. An exchange of Shares will be treated as a sale of federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

      If the exchanging shareholder does not currently own Investor Class Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption by Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days' written notice to shareholders.

      If an exchange is to a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

      The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.